Pioneer High Income Municipal Portfolio
Schedule of Investments  |  November 30, 2022

Schedule of Investments  |  11/30/22
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 94.9%
	Municipal Bonds — 94.5% of Net Assets(a)
	Alabama — 2.7%
2,500,000	Hoover Industrial Development Board, 5.75%, 10/1/49	$ 2,597,175
2,990,750	Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A, 4.50%, 5/1/32 (144A)	2,583,589
42,000,000	Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A, 5.25%, 5/1/44 (144A)	34,772,220
	Total Alabama	$39,952,984
	Arizona — 2.4%
1,675,000	Arizona Industrial Development Authority, Doral Academy Nevada Fire Mesa, Series A, 5.00%, 7/15/49 (144A)	$ 1,571,200
12,595,000	Industrial Development Authority of the City of Phoenix, 3rd & Indian School Assisted Living Project, 5.40%, 10/1/36	11,010,927
1,000,000	Industrial Development Authority of the County of Pima, Facility Desert Heights Charter, 7.00%, 5/1/34	1,041,210
3,000,000	Industrial Development Authority of the County of Pima, Facility Desert Heights Charter, 7.25%, 5/1/44	3,119,490
18,320,000	Maricopa County Industrial Development Authority, Commercial Metals Company, 4.00%, 10/15/47 (144A)	14,576,675
1,700,000	Tempe Industrial Development Authority, Series A, 6.125%, 10/1/47 (144A)	1,534,930
2,400,000	Tempe Industrial Development Authority, Series A, 6.125%, 10/1/52 (144A)	2,113,152
	Total Arizona	$34,967,584
	Arkansas — 2.3%
30,000,000	Arkansas Development Finance Authority, Big River Steel Project, 4.50%, 9/1/49 (144A)	$ 26,030,100
7,500,000	Arkansas Development Finance Authority, Green Bond, 5.45%, 9/1/52 (144A)	7,316,025
	Total Arkansas	$33,346,125
	California — 15.0%
2,000,000	California County Tobacco Securitization Agency, 5.00%, 6/1/50	$ 1,956,120
80,000	California County Tobacco Securitization Agency, Asset-Backed, Series A, 5.875%, 6/1/43	80,274
1Pioneer High Income Municipal Portfolio |  | 11/30/22

Principal Amount USD ($)		Value
	California — (continued)
1,370,000	California County Tobacco Securitization Agency, Golden Gate Tobacco Settlement, Series A, 5.00%, 6/1/47	$ 1,193,736
185,000	California Municipal Finance Authority, Series A, 5.00%, 12/1/36 (144A)	181,226
2,000,000	California Municipal Finance Authority, Series A, 5.00%, 12/1/46 (144A)	1,830,900
2,000,000	California Municipal Finance Authority, Series A, 5.00%, 11/1/49 (144A)	1,877,100
2,000,000	California Municipal Finance Authority, Series A, 5.00%, 12/1/54 (144A)	1,788,540
2,910,000	California Municipal Finance Authority, Series B, 4.75%, 12/1/31 (144A)	2,633,550
6,115,000	California Municipal Finance Authority, Series B, 5.25%, 12/1/36 (144A)	5,509,554
4,530,000	California Municipal Finance Authority, Series B, 5.50%, 12/1/39 (144A)	4,048,189
2,000,000	California Municipal Finance Authority, Baptist University, Series A, 5.00%, 11/1/46 (144A)	1,965,820
8,350,000	California Municipal Finance Authority, Baptist University, Series A, 5.50%, 11/1/45 (144A)	8,447,778
250,000	California Municipal Finance Authority, John Adams Academics Project, Series A, 5.00%, 10/1/35	255,248
1,550,000	California Municipal Finance Authority, John Adams Academics Project, Series A, 5.25%, 10/1/45	1,582,643
500,000	California Municipal Finance Authority, Santa Rosa Academy Project, 5.125%, 7/1/35 (144A)	503,400
1,575,000	California Municipal Finance Authority, Santa Rosa Academy Project, 5.375%, 7/1/45 (144A)	1,639,355
100,000	California School Finance Authority, View Park Elementary & Middle School, Series A, 4.75%, 10/1/24	101,863
830,000	California School Finance Authority, View Park Elementary & Middle School, Series A, 5.625%, 10/1/34	862,071
2,175,000	California School Finance Authority, View Park Elementary & Middle School, Series A, 5.875%, 10/1/44	2,246,318
1,000,000	California School Finance Authority, View Park Elementary & Middle School, Series A, 6.00%, 10/1/49	1,030,690
3,230,000	California School Finance Authority, View Park High School, Series A, 7.125%, 10/1/48 (144A)	3,337,720
Pioneer High Income Municipal Portfolio |  | 11/30/222

Schedule of Investments  |  11/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	California — (continued)
1,875,000	California Statewide Communities Development Authority, Baptist University, Series A, 5.00%, 11/1/41 (144A)	$ 1,923,994
1,560,000	California Statewide Communities Development Authority, Baptist University, Series A, 6.125%, 11/1/33 (144A)	1,586,582
4,030,000	California Statewide Communities Development Authority, Baptist University, Series A, 6.375%, 11/1/43 (144A)	4,088,757
1,000,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, 5.25%, 12/1/43 (144A)	990,500
20,760,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, 5.50%, 12/1/58 (144A)	20,916,323
3,500,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A, 5.00%, 12/1/46 (144A)	3,394,895
20,000,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A, 5.25%, 12/1/56 (144A)	19,970,000
700,000	City of Oroville, Oroville Hospital, 5.25%, 4/1/34	708,414
6,980,000	City of Oroville, Oroville Hospital, 5.25%, 4/1/39	6,863,923
34,720,000	City of Oroville, Oroville Hospital, 5.25%, 4/1/49	33,879,776
31,800,000	City of Oroville, Oroville Hospital, 5.25%, 4/1/54	30,648,840
64,000,000	Golden State Tobacco Securitization Corp., Series A1, 4.214%, 6/1/50	49,180,160
2,500,000(b)	Pittsburg Unified School District Financing Authority, Capital Appreciation General Obligation Pittsburg, 9/1/41 (AGM Insured)	1,111,675
1,925,000(b)	Pittsburg Unified School District Financing Authority, Capital Appreciation General Obligation Pittsburg, 9/1/42 (AGM Insured)	810,444
	Total California	$219,146,378
	Colorado — 6.3%
4,535,000(c)	2000 Holly Metropolitan District, Series A, 5.00%, 12/1/50	$ 3,846,950
577,000(c)	2000 Holly Metropolitan District, Series B, 7.50%, 12/15/50	546,956
1,735,000(c)	Belleview Village Metropolitan District, 4.95%, 12/1/50	1,479,400
1,250,000(c)	Cottonwood Highlands Metropolitan District No. 1, Series A, 5.00%, 12/1/49	1,060,625
3Pioneer High Income Municipal Portfolio |  | 11/30/22

Principal Amount USD ($)		Value
	Colorado — (continued)
2,090,000(c)	Cottonwood Highlands Metropolitan District No. 1, Series B, 8.75%, 12/15/49	$ 2,110,837
4,090,000(c)	Crystal Crossing Metropolitan District, 5.25%, 12/1/40	3,943,701
25,000,000	Dominion Water & Sanitation District, 5.875%, 12/1/52	24,691,250
8,425,000(c)	Green Valley Ranch East Metropolitan District No. 6, Series A, 5.875%, 12/1/50	7,738,699
15,270,000(c)	Larkridge Metropolitan District No. 2, 5.25%, 12/1/48	13,418,512
5,261,000(c)	Littleton Village Metropolitan District No. 2, 5.375%, 12/1/45	5,034,356
1,125,000	Nine Mile Metropolitan District, 4.625%, 12/1/30	1,059,019
9,760,000	Nine Mile Metropolitan District, 5.125%, 12/1/40	8,799,811
1,000,000(c)	Ridgeline Vista Metropolitan District, Series A, 5.25%, 12/1/60	948,510
2,000,000(c)	Settler's Crossing Metropolitan District No. 1, Series A, 5.00%, 12/1/40 (144A)	1,781,000
3,760,000(c)	Settler's Crossing Metropolitan District No. 1, Series A, 5.125%, 12/1/50 (144A)	3,155,505
597,000(c)	Settler's Crossing Metropolitan District No. 1, Series B, 7.625%, 12/15/50	571,335
1,853,000(c)	Village at Dry Creek Metropolitan District No. 2, 4.375%, 12/1/44	1,547,551
1,246,000(c)	Villas Metropolitan District, Series A, 5.125%, 12/1/48	1,247,645
4,280,000(c)	Willow Bend Metropolitan District, Series A, 5.00%, 12/1/39	3,930,795
5,375,000(c)	Willow Bend Metropolitan District, Series A, 5.00%, 12/1/49	4,506,722
755,000(c)	Willow Bend Metropolitan District, Series B, 7.625%, 12/15/49	721,184
	Total Colorado	$92,140,363
	District of Columbia — 0.4%
915,000	District of Columbia, Inspired Teaching Demonstration Public Charter School, 5.00%, 7/1/32	$ 952,735
1,500,000	District of Columbia, Inspired Teaching Demonstration Public Charter School, 5.00%, 7/1/42	1,523,865
1,165,000	District of Columbia, Inspired Teaching Demonstration Public Charter School, 5.00%, 7/1/47	1,141,886
Pioneer High Income Municipal Portfolio |  | 11/30/224

Schedule of Investments  |  11/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	District of Columbia — (continued)
1,835,000	District of Columbia, Inspired Teaching Demonstration Public Charter School, 5.00%, 7/1/52	$ 1,784,042
735,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	757,381
	Total District of Columbia	$6,159,909
	Florida — 0.9%
500,000(d)	Capital Trust Agency, Inc., Series B, 5.00%, 7/1/43	$ 90,000
750,000(d)	Capital Trust Agency, Inc., Series B, 5.00%, 7/1/53	135,000
500,000(d)	Capital Trust Agency, Inc., Series B, 5.25%, 7/1/48	90,000
850,000	County of Lake, 5.00%, 1/15/54 (144A)	773,798
700,000	County of Lake, Imagine South Lake, 5.00%, 1/15/39 (144A)	676,053
1,525,000	County of Lake, Imagine South Lake, 5.00%, 1/15/49 (144A)	1,385,584
300,000	Florida Development Finance Corp., Glenridge On Palmer Ranch Project, 5.00%, 6/1/31	289,983
10,475,000	Florida Development Finance Corp., Glenridge On Palmer Ranch Project, 5.00%, 6/1/51	8,539,744
2,500,000	Palm Beach County Health Facilities Authority, Toby & Leon Cooperman Sinai, 4.25%, 6/1/56	1,865,100
	Total Florida	$13,845,262
	Guam — 0.1%
1,100,000	Guam Economic Development & Commerce Authority, Asset-Backed, 5.625%, 6/1/47	$ 956,274
	Total Guam	$956,274
	Illinois — 9.5%
1,650,000	Chicago Board of Education, 5.75%, 4/1/35	$ 1,778,634
8,010,000	Chicago Board of Education, 6.00%, 4/1/46	8,532,492
5,265,000(c)	Chicago Board of Education, Series A, 4.00%, 12/1/47	4,258,806
2,500,000(c)	Chicago Board of Education, Series A, 5.00%, 12/1/37	2,445,800
24,170,000(c)	Chicago Board of Education, Series A, 5.00%, 12/1/42	22,966,334
1,000,000(c)	Chicago Board of Education, Series A, 7.00%, 12/1/46 (144A)	1,066,570
8,000,000(c)	Chicago Board of Education, Series B, 6.50%, 12/1/46	8,506,720
2,035,000(c)	Chicago Board of Education, Series C, 5.00%, 12/1/34	2,018,374
5Pioneer High Income Municipal Portfolio |  | 11/30/22

Principal Amount USD ($)		Value
	Illinois — (continued)
2,415,000(c)	Chicago Board of Education, Series C, 5.25%, 12/1/39	$ 2,405,871
15,000,000(c)	Chicago Board of Education, Series D, 5.00%, 12/1/46	14,172,600
1,305,000(c)	Chicago Board of Education, Series G, 5.00%, 12/1/44	1,237,231
7,775,000(c)	Chicago Board of Education, Series H, 5.00%, 12/1/46	7,308,267
2,900,000(c)	City of Chicago, 5.50%, 1/1/34	2,932,190
9,200,000(c)	City of Chicago, Series A, 5.50%, 1/1/35	9,557,328
13,795,000(c)	City of Chicago, Series A, 5.50%, 1/1/49	14,007,719
7,975,000(c)	City of Chicago, Series A, 6.00%, 1/1/38	8,185,779
4,270,000	City of Plano Special Service Area No. 3 & No. 4, 4.00%, 3/1/35	4,226,019
4,050,000	Illinois Finance Authority, Series A2, 6.00%, 11/15/36	3,484,296
1,591,212(b)	Illinois Finance Authority, Cabs Clare Oaks Project, Series B1, 11/15/52	17,854
2,520,597(e)	Illinois Finance Authority, Clare Oaks Project, Series A3, 5.25%, 11/15/52	1,306,022
12,160,000	Southwestern Illinois Development Authority, 5.00%, 6/1/53	11,575,955
1,415,000(d)	Southwestern Illinois Development Authority, Village of Sauget Project, 5.625%, 11/1/26	820,700
3,040,000	Village of Lincolnwood, Series A, 4.82%, 1/1/41 (144A)	2,541,896
2,165,000	Village of Matteson, 6.50%, 12/1/35	2,174,786
1,139,000	Village of Volo IL Special Service Area No. 17, 5.50%, 3/1/47	1,141,757
	Total Illinois	$138,670,000
	Indiana — 6.8%
8,230,000	City of Anderson, 5.375%, 1/1/40 (144A)	$ 6,908,427
630,000	City of Evansville, Silver Birch Evansville Project, 4.80%, 1/1/28	607,383
6,475,000	City of Evansville, Silver Birch Evansville Project, 5.45%, 1/1/38	5,459,072
600,000	City of Fort Wayne, 5.125%, 1/1/32	533,070
4,665,000	City of Fort Wayne, 5.35%, 1/1/38	3,876,242
24,990,000	City of Hammond, Custodial Receipts Cabelas Project, 7.50%, 2/1/29 (144A)	24,163,831
1,275,000	City of Kokomo, Silver Birch of Kokomo, 5.75%, 1/1/34	1,227,863
Pioneer High Income Municipal Portfolio |  | 11/30/226

Schedule of Investments  |  11/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Indiana — (continued)
7,705,000	City of Kokomo, Silver Birch of Kokomo, 5.875%, 1/1/37	$ 7,252,639
1,155,000	City of Lafayette, Glasswater Creek Lafayette Project, 5.60%, 1/1/33	1,145,102
6,000,000	City of Lafayette, Glasswater Creek Lafayette Project, 5.80%, 1/1/37	6,013,980
900,000	City of Mishawaka, Silver Birch Mishawaka Project, 5.10%, 1/1/32 (144A)	845,541
5,890,000	City of Mishawaka, Silver Birch Mishawaka Project, 5.375%, 1/1/38 (144A)	4,907,607
4,560,000	City of Terre Haute, 5.35%, 1/1/38	3,728,302
5,190,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.125%, 7/1/37	5,290,478
330,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.375%, 7/1/47	332,046
1,940,000	Indiana Finance Authority, Sanders Glen Project, Series A, 4.25%, 7/1/43	1,720,489
2,020,000	Indiana Finance Authority, Sanders Glen Project, Series A, 4.50%, 7/1/53	1,756,794
11,985,000	Indiana Housing & Community Development Authority, Series A, 5.00%, 1/1/39 (144A)	9,550,607
8,425,000	Indiana Housing & Community Development Authority, Evergreen Village Bloomington Project, 5.50%, 1/1/37	7,373,644
7,950,000	Town of Plainfield Multifamily Housing Revenue, 5.375%, 9/1/38	7,415,919
	Total Indiana	$100,109,036
	Iowa — 1.0%
16,455,000	Iowa Finance Authority, Alcoa Inc. Projects, 4.75%, 8/1/42	$ 15,337,047
	Total Iowa	$15,337,047
	Kansas — 0.7%
400,000	Kansas Development Finance Authority, Series A, 5.25%, 11/15/33	$ 357,248
11,215,000	Kansas Development Finance Authority, Series A, 5.25%, 11/15/53	8,306,166
2,000,000	Kansas Development Finance Authority, Series A, 5.50%, 11/15/38	1,728,800
	Total Kansas	$10,392,214
7Pioneer High Income Municipal Portfolio |  | 11/30/22

Principal Amount USD ($)		Value
	Maryland — 0.1%
900,000	Maryland Health & Higher Educational Facilities Authority, City Neighbors, Series A, 6.75%, 7/1/44	$ 916,002
	Total Maryland	$916,002
	Massachusetts — 0.5%
765,000(d)	Massachusetts Development Finance Agency, Adventcare Project, 7.625%, 10/15/37	$ 267,750
2,000,000(d)	Massachusetts Development Finance Agency, Adventcare Project, Series A, 6.75%, 10/15/37 (144A)	700,000
1,250,000	Massachusetts Development Finance Agency, International Charter School, 5.00%, 4/15/40	1,267,363
4,500,000	Massachusetts Development Finance Agency, Linden Ponds, 5.125%, 11/15/46 (144A)	4,528,530
	Total Massachusetts	$6,763,643
	Michigan — 2.1%
8,565,000	David Ellis Academy-West, 5.25%, 6/1/45	$ 7,738,820
1,250,000	Flint Hospital Building Authority, Hurley Medical Center, Series A, 5.25%, 7/1/39	1,243,875
5,485,000	Flint International Academy, 5.75%, 10/1/37	5,485,000
5,720,000	Michigan Finance Authority, 5.75%, 4/1/40	5,870,550
4,000,000(e)	Michigan Strategic Fund, Series B, 7.50%, 11/1/41	4,224,880
7,115,000(e)	Michigan Strategic Fund, Michigan Department Offices Lease, Series B, 7.75%, 3/1/40	6,221,641
	Total Michigan	$30,784,766
	Minnesota — 2.1%
1,310,000	City of Bethel, 6.00%, 7/1/57	$ 1,191,812
4,210,000	City of Bethel, Series A, 5.00%, 7/1/48	3,976,850
1,000,000	City of Bethel, Series A, 5.00%, 7/1/53	918,810
2,600,000	City of Brooklyn Park, Prairie Seeds Academy Project, Series A, 5.00%, 3/1/34	2,639,364
2,000,000	City of Brooklyn Park, Prairie Seeds Academy Project, Series A, 5.00%, 3/1/39	2,021,560
3,515,000	City of Deephaven, Eagle Ridge Academy Project, Series A, 5.00%, 7/1/55	3,651,733
400,000	City of Deephaven, Eagle Ridge Academy Project, Series A, 5.25%, 7/1/37	403,472
1,500,000	City of Deephaven, Eagle Ridge Academy Project, Series A, 5.50%, 7/1/50	1,502,130
3,145,000	City of Rochester, Series A, 5.25%, 9/1/43	2,717,972
6,080,000	City of Rochester, Series A, 5.375%, 9/1/50	5,122,035
Pioneer High Income Municipal Portfolio |  | 11/30/228

Schedule of Investments  |  11/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Minnesota — (continued)
1,500,000	City of Rochester, Rochester Math & Science Academy, Series A, 5.125%, 9/1/38	$ 1,412,295
2,000,000	Housing & Redevelopment Authority of The City of St. Paul Minnesota, Great River School Project, Series A, 5.50%, 7/1/52 (144A)	2,085,320
1,415,000	Housing & Redevelopment Authority of The City of St. Paul Minnesota, Higher Ground Academy Project, 5.125%, 12/1/38	1,416,090
1,300,000	Housing & Redevelopment Authority of The City of St. Paul Minnesota, St. Paul City School Project, Series A, 5.00%, 7/1/36	1,306,292
	Total Minnesota	$30,365,735
	Missouri — 0.2%
200,000	Kansas City Industrial Development Authority, Series A, 4.25%, 4/1/26 (144A)	$ 199,302
1,000,000	Kansas City Industrial Development Authority, Series A, 5.00%, 4/1/36 (144A)	947,400
2,300,000	Kansas City Industrial Development Authority, Series A, 5.00%, 4/1/46 (144A)	2,036,282
	Total Missouri	$3,182,984
	New Jersey — 1.3%
934,452(d)	New Jersey Economic Development Authority, Series A, 4.70%, 9/1/28 (144A)	$ 855,023
1,255,000	New Jersey Economic Development Authority, Series A, 5.25%, 10/1/38 (144A)	1,206,971
541,503(d)	New Jersey Economic Development Authority, Series A, 5.375%, 9/1/33 (144A)	495,475
1,092,590(d)	New Jersey Economic Development Authority, Series A, 5.625%, 9/1/38 (144A)	999,720
5,870,274(d)	New Jersey Economic Development Authority, Series A, 5.75%, 9/1/50 (144A)	5,371,301
1,215,000	New Jersey Economic Development Authority, Charter Hatikvah International Academy, Series A, 5.25%, 7/1/37 (144A)	1,151,383
2,500,000	New Jersey Economic Development Authority, Charter Hatikvah International Academy, Series A, 5.375%, 7/1/47 (144A)	2,370,800
7,205,000	New Jersey Economic Development Authority, Marion P. Thomas Charter School, Inc., Project, Series A, 5.375%, 10/1/50 (144A)	6,818,740
	Total New Jersey	$19,269,413
9Pioneer High Income Municipal Portfolio |  | 11/30/22

Principal Amount USD ($)		Value
	New Mexico — 1.3%
1,690,000(e)	County of Otero, Otero County Jail Project, Certificate Participation, 9.00%, 4/1/23	$ 1,690,000
16,040,000(e)	County of Otero, Otero County Jail Project, Certificate Participation, 9.00%, 4/1/28	16,040,000
1,750,000	Lower Petroglyphs Public Improvement District, 5.00%, 10/1/48	1,548,610
	Total New Mexico	$19,278,610
	New York — 13.4%
375,000	Buffalo & Erie County Industrial Land Development Corp., 5.00%, 10/1/28 (144A)	$ 389,895
4,150,000	Buffalo & Erie County Industrial Land Development Corp., 5.00%, 10/1/38 (144A)	4,154,939
3,200,000	Chautauqua Tobacco Asset Securitization Corp., 5.00%, 6/1/48	3,072,544
10,000,000(d)	Erie County Industrial Development Agency, Galvstar LLC Project, Series A, 9.25%, 10/1/30	1,250,000
8,000,000(d)	Erie County Industrial Development Agency, Galvstar LLC Project, Series B, 9.25%, 10/1/30	1,890,000
1,795,000(d)	Erie County Industrial Development Agency, Galvstar LLC Project, Series C, 9.25%, 10/1/30	424,069
8,755,000	Erie Tobacco Asset Securitization Corp., Asset-Backed, Series A, 5.00%, 6/1/45	8,652,829
17,100,000(b)	Metropolitan Transportation Authority, Series C2, 11/15/32	11,484,360
9,000,000(b)	Metropolitan Transportation Authority, Series C2, 11/15/33	5,745,420
2,969,643(e)	Nassau County Tobacco Settlement Corp., Asset-Backed, Series A2, 5.25%, 6/1/26	2,862,706
22,015,000	Nassau County Tobacco Settlement Corp., Asset-Backed, Series A3, 5.00%, 6/1/35	20,151,210
15,020,000	Nassau County Tobacco Settlement Corp., Asset-Backed, Series A3, 5.125%, 6/1/46	13,351,278
4,835,000	New York Counties Tobacco Trust IV, Series A, 5.00%, 6/1/42	4,522,417
32,420,000	New York Counties Tobacco Trust IV, Series A, 5.00%, 6/1/45	30,105,212
21,100,000	New York Counties Tobacco Trust IV, Series A, 6.25%, 6/1/41 (144A)	21,101,477
51,600,000(b)	New York Counties Tobacco Trust V, Capital Appreciation Pass Through, Series S-4A, 6/1/60 (144A)	2,333,352
440,000	New York Counties Tobacco Trust VI, Series A-2B, 5.00%, 6/1/45	408,584
Pioneer High Income Municipal Portfolio |  | 11/30/2210

Schedule of Investments  |  11/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	New York — (continued)
16,245,000	New York Counties Tobacco Trust VI, Series A-2B, 5.00%, 6/1/51	$ 14,951,573
2,820,000	Riverhead Industrial Development Agency, 7.65%, 8/1/34	2,742,929
26,890,000	TSASC, Inc., Series B, 5.00%, 6/1/45	24,760,043
13,265,000	TSASC, Inc., Series B, 5.00%, 6/1/48	11,999,652
8,250,000	Westchester County Local Development Corp., 5.00%, 7/1/56 (144A)	6,200,782
3,530,000	Westchester County Local Development Corp., Purchase Senior Learning Community, 5.00%, 7/1/41 (144A)	2,929,512
	Total New York	$195,484,783
	Ohio — 5.6%
84,535,000	Buckeye Tobacco Settlement Financing Authority, Senior Class 2, Series B2, 5.00%, 6/1/55	$ 77,509,296
530,000	Ohio Housing Finance Agency, Sanctuary Springboro Project, 5.125%, 1/1/32 (144A)	453,489
5,275,000	Ohio Housing Finance Agency, Sanctuary Springboro Project, 5.45%, 1/1/38 (144A)	4,237,935
	Total Ohio	$82,200,720
	Pennsylvania — 4.2%
1,000,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.125%, 10/15/37	$ 988,550
2,535,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.25%, 10/15/47	2,349,489
8,465,000	Delaware County Industrial Development Authority, Chester Charter School Arts Project, Series A, 5.125%, 6/1/46 (144A)	8,870,643
1,310,000	Philadelphia Authority for Industrial Development, 5.00%, 4/15/32 (144A)	1,333,200
2,290,000	Philadelphia Authority for Industrial Development, 5.00%, 4/15/42 (144A)	2,199,591
3,335,000	Philadelphia Authority for Industrial Development, 5.00%, 4/15/52 (144A)	3,043,754
1,660,000	Philadelphia Authority for Industrial Development, 5.125%, 6/1/38 (144A)	1,692,702
3,500,000	Philadelphia Authority for Industrial Development, 5.25%, 6/1/48 (144A)	3,535,175
4,370,000	Philadelphia Authority for Industrial Development, 5.375%, 6/1/53 (144A)	4,404,741
11Pioneer High Income Municipal Portfolio |  | 11/30/22

Principal Amount USD ($)		Value
	Pennsylvania — (continued)
9,435,000	Philadelphia Authority for Industrial Development, 5.50%, 6/1/49 (144A)	$ 9,673,988
925,000	Philadelphia Authority for Industrial Development, Series A, 5.00%, 11/15/31	916,074
4,055,000	Philadelphia Authority for Industrial Development, 2800 American Street Co. Project, Series A, 5.625%, 7/1/48 (144A)	4,081,925
8,295,000	Philadelphia Authority for Industrial Development, Global Leadership Academy Charter School Project, Series A, 5.00%, 11/15/50	7,374,338
2,200,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A, 6.50%, 6/1/45	2,156,066
2,940,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc., Project, Series A, 6.625%, 6/1/50	2,862,384
340,000	Philadelphia Authority for Industrial Development, Green Woods Charter School, Series A, 5.00%, 6/15/32	335,543
1,045,000	Philadelphia Authority for Industrial Development, Green Woods Charter School, Series A, 5.125%, 6/15/42	988,142
970,000	Philadelphia Authority for Industrial Development, Green Woods Charter School, Series A, 5.25%, 6/15/52	891,284
1,020,000	Philadelphia Authority for Industrial Development, Green Woods Charter School, Series A, 5.375%, 6/15/57	968,898
3,570,000	Philadelphia Authority for Industrial Development, Universal Arts, 5.00%, 3/15/45 (144A)	3,369,152
	Total Pennsylvania	$62,035,639
	Puerto Rico — 3.3%
13,745,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A, 5.00%, 7/1/47 (144A)	$ 12,912,053
6,685,000	Puerto Rico Electric Power Authority, Series AAA, 5.25%, 7/1/21	4,930,187
3,535,000	Puerto Rico Electric Power Authority, Series CCC, 4.80%, 7/1/28	2,593,806
1,285,000	Puerto Rico Electric Power Authority, Series CCC, 5.00%, 7/1/24	947,688
3,735,000	Puerto Rico Electric Power Authority, Series DDD, 5.00%, 7/1/23	2,754,562
Pioneer High Income Municipal Portfolio |  | 11/30/2212

Schedule of Investments  |  11/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Puerto Rico — (continued)
3,315,000	Puerto Rico Electric Power Authority, Series TT, 5.00%, 7/1/21	$ 2,436,525
1,000,000	Puerto Rico Electric Power Authority, Series WW, 5.00%, 7/1/28	737,500
1,130,000	Puerto Rico Electric Power Authority, Series ZZ, 4.75%, 7/1/27	829,138
4,000,000	Puerto Rico Highway & Transportation Authority, Series A, 5.85%, 3/1/27	3,992,800
1,295,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Series A, 5.20%, 7/1/24	1,308,313
16,458,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A2, 4.784%, 7/1/58	14,695,677
	Total Puerto Rico	$48,138,249
	Rhode Island — 0.2%
2,065,000(d)	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$ 371,700
2,000,000(e)	Tender Option Bond Trust Receipts/Certificates, RIB, Series 2019, 7.089%, 9/1/47 (144A)	1,859,260
	Total Rhode Island	$2,230,960
	Tennessee — 0.1%
1,095,000	Metropolitan Government Nashville & Davidson County Industrial Development Board, 4.00%, 6/1/51 (144A)	$ 848,099
	Total Tennessee	$848,099
	Texas — 4.4%
640,000	Arlington Higher Education Finance Corp., 3.50%, 3/1/24 (144A)	$ 635,718
16,875,000	Arlington Higher Education Finance Corp., 5.45%, 3/1/49 (144A)	17,756,719
95,000	Arlington Higher Education Finance Corp., Series A, 5.875%, 3/1/24	95,660
525,000	Arlington Higher Education Finance Corp., Series A, 6.625%, 3/1/29	542,341
375,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.00%, 3/1/34	383,288
7,030,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.125%, 3/1/44	7,189,722
280,000	City of Celina, 5.50%, 9/1/24	283,198
1,025,000	City of Celina, 6.00%, 9/1/30	1,037,566
2,590,000	City of Celina, 6.25%, 9/1/40	2,629,420
13Pioneer High Income Municipal Portfolio |  | 11/30/22

Principal Amount USD ($)		Value
	Texas — (continued)
16,755,000(e)	Greater Texas Cultural Education Facilities Finance Corp., 9.00%, 2/1/50 (144A)	$ 15,430,350
3,335,000(e)	Greater Texas Cultural Education Facilities Finance Corp., Series B, 9.00%, 2/1/33 (144A)	2,935,200
100,000(f)	La Vernia Higher Education Finance Corp., Meridian World School, Series A, 5.25%, 8/15/35 (144A)	104,144
2,000,000(f)	La Vernia Higher Education Finance Corp., Meridian World School, Series A, 5.50%, 8/15/45 (144A)	2,091,140
1,250,000	New Hope Cultural Education Facilities Finance Corp., Village On The Park, Series C, 5.50%, 7/1/46	625,000
1,000,000	New Hope Cultural Education Facilities Finance Corp., Village On The Park, Series C, 5.75%, 7/1/51	500,000
75,000	New Hope Cultural Education Facilities Finance Corp., Village On The Park, Series D, 6.00%, 7/1/26	33,750
1,350,000	New Hope Cultural Education Facilities Finance Corp., Village On The Park, Series D, 7.00%, 7/1/51	607,500
17,350,000(d)	Sanger Industrial Development Corp., Texas Pellets Project, Series B, 8.00%, 7/1/38	4,272,437
8,142,447	Tarrant County Cultural Education Facilities Finance Corp., Series A, 5.75%, 12/1/54	5,861,910
1,000,000(e)	Texas Midwest Public Facility Corp., Secure Treatment Facility Project, Restructured, 0.001%, 12/1/30	624,610
	Total Texas	$63,639,673
	Virginia — 4.9%
3,000,000	Ballston Quarter Community Development Authority, Series A, 5.50%, 3/1/46	$ 2,940,000
2,050,000	Cherry Hill Community Development Authority, Potomac Shores Project, 5.40%, 3/1/45 (144A)	2,040,406
21,385,000	Tobacco Settlement Financing Corp., Series A1, 6.706%, 6/1/46	19,910,718
41,495,000	Tobacco Settlement Financing Corp., Series B1, 5.00%, 6/1/47	37,608,578
5,905,000(e)	Tobacco Settlement Financing Corp., Series B2, 5.20%, 6/1/46	5,722,831
14,000,000(b)	Tobacco Settlement Financing Corp., Series D, 6/1/47	3,112,900
	Total Virginia	$71,335,433
	Wisconsin — 2.7%
1,550,000	Public Finance Authority, Community School of Davidson Project, 5.00%, 10/1/33	$ 1,555,410
Pioneer High Income Municipal Portfolio |  | 11/30/2214

Schedule of Investments  |  11/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Wisconsin — (continued)
5,905,000	Public Finance Authority, Community School of Davidson Project, 5.00%, 10/1/48	$ 5,553,593
1,590,000	Public Finance Authority, Coral Academy Science Las Vegas, Series A, 5.625%, 7/1/44	1,635,872
370,000	Public Finance Authority, Coral Academy Science Reno, 5.00%, 6/1/29 (144A)	365,945
710,000	Public Finance Authority, Coral Academy Science Reno, 5.00%, 6/1/39 (144A)	651,276
2,660,000	Public Finance Authority, Coral Academy Science Reno, 5.00%, 6/1/50 (144A)	2,295,048
400,000	Public Finance Authority, Coral Academy Science Reno, Series A, 4.00%, 6/1/36 (144A)	386,156
700,000	Public Finance Authority, Coral Academy Science Reno, Series A, 4.00%, 6/1/51 (144A)	598,164
1,130,000	Public Finance Authority, Coral Academy Science Reno, Series A, 4.00%, 6/1/61 (144A)	906,057
335,000	Public Finance Authority, Coral Academy Science Reno, Series A, 5.375%, 6/1/37 (144A)	335,318
900,000	Public Finance Authority, Coral Academy Science Reno, Series A, 5.875%, 6/1/52 (144A)	861,840
1,565,000	Public Finance Authority, Coral Academy Science Reno, Series A, 6.00%, 6/1/62 (144A)	1,519,192
9,310,000	Public Finance Authority, Gardner Webb University, 5.00%, 7/1/31 (144A)	9,782,203
275,000	Public Finance Authority, Lead Academy Project, Series A, 4.25%, 8/1/26 (144A)	273,328
2,000,000	Public Finance Authority, Lead Academy Project, Series A, 5.00%, 8/1/36 (144A)	2,072,600
2,500,000	Public Finance Authority, Lead Academy Project, Series A, 5.125%, 8/1/46 (144A)	2,548,275
2,000,000	Public Finance Authority, SearStone CCRC Project, Series A, 4.00%, 6/1/56 (144A)	1,304,200
500,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.00%, 6/1/37 (144A)	533,440
2,500,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.00%, 6/1/52 (144A)	2,578,425
500,000(e)	Public Finance Authority, SearStone CCRC Project, Series A, 5.613%, 6/1/47	528,475
15Pioneer High Income Municipal Portfolio |  | 11/30/22

Principal Amount USD ($)		Value
	Wisconsin — (continued)
2,500,000(e)	Public Finance Authority, SearStone CCRC Project, Series A, 5.688%, 6/1/52	$ 2,641,850
10,640,000(b)(d)	Public Finance Authority, Springshire Pre Development Project, 12/1/20 (144A)	1,064,000
	Total Wisconsin	$39,990,667
	Total Municipal Bonds (Cost $1,516,542,985)	$1,381,488,552

	Debtors in Possession Financing — 0.4% of Net Assets#
	Retirement Housing — 0.4%
6,000,000+^	Springshire Retirement LLC - Promissory Note, 9.00%, 12/1/22	$ 6,000,000
	Total Retirement Housing	$6,000,000
	TOTAL DEBTORS IN POSSESSION FINANCING (Cost $6,000,000)	$6,000,000

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 94.9% (Cost $1,522,542,985)	$1,387,488,552
	OTHER ASSETS AND LIABILITIES — 5.1%	$74,982,279
	net assets — 100.0%	$1,462,470,831

AGM	Assured Guaranty Municipal Corp.
RIB	Residual Interest Bond is purchased in a secondary market. The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate at November 30, 2022.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At November 30, 2022, the value of these securities amounted to $433,349,548, or 29.6% of net assets.
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(c)	Represents a General Obligation Bond.
(d)	Security is in default.
(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at November 30, 2022.
(f)	Pre-refunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.
Pioneer High Income Municipal Portfolio |  | 11/30/2216

Schedule of Investments  |  11/30/22
(unaudited) (continued)
+	Security is valued using significant unobservable inputs (Level 3).
^	Security is valued using fair value methods.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Springshire Retirement LLC - Promissory Note	12/1/2021	$6,000,000	$6,000,000
% of Net assets			0.4%
The concentration of investments as a percentage of total investments by type of obligation/market sector is as follows:
Revenue Bonds:
Tobacco Revenue	25.7%
Education Revenue	20.0
Health Revenue	19.9
Development Revenue	13.5
Water Revenue	2.7
Facilities Revenue	1.8
Other Revenue	1.8
Transportation Revenue	1.7
Power Revenue	1.1
Industrial Revenue	0.2
Pollution Control Revenue	0.1
Utilities Revenue	0.1
88.6%
General Obligation Bonds:	11.4%
100.0%
17Pioneer High Income Municipal Portfolio |  | 11/30/22

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of November 30, 2022, in valuing the Portfolio's investments:
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,381,488,552	$—	$1,381,488,552
Debtors in Possession Financing	—	—	6,000,000	6,000,000
Total Investments in Securities	$—	$1,381,488,552	$6,000,000	$1,387,488,552
During the period ended November 30, 2022, there were no unqualified transfers in or out of Level 3.
Pioneer High Income Municipal Portfolio |  | 11/30/2218